SHAREHOLDERS’ EQUITY (Details Narrative)																				12 Months Ended
	Oct. 20, 2022 $ / shares shares	Aug. 18, 2022 $ / shares shares	Dec. 30, 2021 $ / shares shares	Mar. 25, 2021 $ / shares shares	Jan. 22, 2021 USD ($) $ / shares shares	Jan. 18, 2021 $ / shares shares	Dec. 30, 2020 USD ($) $ / shares shares	Nov. 12, 2020 $ / shares shares	Oct. 02, 2020 USD ($) $ / shares shares	Aug. 19, 2020 $ / shares shares	Jul. 16, 2020 $ / shares shares	Jun. 09, 2020 USD ($) $ / shares shares	May 19, 2020 USD ($) $ / shares shares	May 10, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Mar. 12, 2020 shares	Jan. 27, 2019 USD ($) $ / shares shares	Jun. 25, 2018 USD ($) $ / shares shares	Jun. 21, 2018 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares	Oct. 20, 2022 ₪ / shares	Aug. 18, 2022 ₪ / shares	Jun. 09, 2022 ₪ / shares	May 23, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares	Dec. 30, 2021 ₪ / shares	Mar. 25, 2021 ₪ / shares	Jan. 18, 2021 ₪ / shares	Dec. 31, 2020 ₪ / shares	Nov. 12, 2020 ₪ / shares	Aug. 19, 2020 ₪ / shares	Jul. 16, 2020 ₪ / shares	Jun. 30, 2020 shares	Jun. 16, 2020 $ / shares	Jun. 09, 2020 ₪ / shares	Jan. 27, 2019 ₪ / shares	Dec. 31, 2018 shares	Jun. 25, 2018 ₪ / shares shares	Jun. 21, 2018 ₪ / shares shares	Dec. 31, 2017 ₪ / shares shares	Dec. 31, 2016 ₪ / shares shares
Subsidiary, Sale of Stock [Line Items]
Net proceeds after deducting closing costs and fees | $																					$ 13,508,000	$ 45,017,000
Issuance of ordinary shares value | $																					13,508,000	44,707,000
Share based compensation expense | $																				1,601,000	$ 2,310,000	1,088,000
Unrecognized share based payment expenses | $																				$ 1,662,000
Unrecognized share based payment expenses period																				3 years
Employees Chief Executive Officer and Vice President [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																						33,000
Number of options purchased											2,150,000					3,194,205
Three Senior Officers [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																						$ 108,000
Number of options purchased												3,650,000
Option vesting period, description												The options vest over 12 quarters until fully vested
Senior Officers One [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | (per share)												$ 0.23																												₪ 0.787
Senior Officers Two [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | (per share)												0.31																₪ 1.06
Senior Officers Three [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | (per share)												0.38																												1.33
Board of Directors One [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options purchased	400,000										300,000
Board of Directors Two [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options purchased	400,000										300,000
Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options purchased	4,000,000										4,113,000
Vice President [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options purchased	600,000									700,000	700,000
Option vesting period, description										The options vest over 12 quarters until fully vested on June 30, 2023
Two Board of Directors, Chief Executive Officer and Vice President One [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | (per share)												0.23																									₪ 0.787
Two Board of Directors, Chief Executive Officer and Vice President Two [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | (per share)												0.31																												1.06
Two Board of Directors, Chief Executive Officer and Vice President Three [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | ₪ / shares																																								₪ 1.33
Two Board of Directors, Chief Executive Officer and Vice President [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | $ / shares												$ 0.38
Option vesting period, description											The options vest over 12 quarters until fully vested on December 31, 2022
Vice President One [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | (per share)										$ 0.29																										₪ 0.986
Vice President Two [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | (per share)										0.31																										1.06
Vice President Three [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | (per share)										$ 0.38																										₪ 1.33
Employee One [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options purchased																				1,225,000	1,480,000	1,000,000
Option exercise price | (per share)																				$ 0.72	$ 0.74	$ 0.46			₪ 2.29
Option vesting period, description																					The options vest equally over twelve quarters	One third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested
Employee Two [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options purchased																				75,000	1,875,000	2,815,000
Option exercise price | (per share)		$ 0.61																			$ 0.91	$ 0.36			1.95
Option vesting period, description																				options vest on the grant date	One third of the options vest after one year and the balance of the remaining options vest equally over eight quarters until fully vested	The options vest over 12 quarters until fully vested
Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																				$ 64,000	$ 313,000
Five Senior Officers [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options purchased		4,200,000
Option exercise price | (per share)		$ 0.31																									₪ 1
Option vesting period, description		The options vest over 12 quarters until fully vested, starting from January 1, 2023
Board of Directors Three [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options purchased	400,000
Three Board of Directors, Chief Executive Officer and Vice President [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | (per share)	$ 0.28																									₪ 1
Option vesting period, description	The options vest over 12 quarters until fully vested																			thereafter reduced to NIS 1 as described above, with some of the options vesting equally over twelve quarters, and some of the options having a one-year cliff and the remainder vesting equally over eight quarters
Employee Three [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options purchased																				1,775,000
Option exercise price | (per share)																				$ 0.28					₪ 1
Option vesting period, description																				some of the options vesting equally over twelve quarters, and some of the options having a one-year cliff and the remainder vesting equally over eight quarters
2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																					$ 815,000
Option vesting period, description						three years after each vesting date to seven years starting from the grant date
Percentage of capital on fully diluted basis																				15.00%
Unrecognized share based payment expenses | $																				$ 1,662
Unrecognized share based payment expenses period																				1 year 7 months 13 days
2016 Equity Incentive Plan [Member] | Twenty Seven Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																				$ 39,000
Minimum [Member] | Employee One [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | ₪ / shares																														₪ 1.33				₪ 0.787
Minimum [Member] | Employee Two [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | ₪ / shares																														2.29				0.787
Minimum [Member] | 2016 Equity Incentive Plan [Member] | Twenty Seven Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | ₪ / shares																													₪ 2.29
Maximum [Member] | Employee One [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | ₪ / shares																														2.29				1.95
Maximum [Member] | Employee Two [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | ₪ / shares																														5.93				₪ 1.95
Maximum [Member] | 2016 Equity Incentive Plan [Member] | Twenty Seven Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | ₪ / shares																														₪ 1
General and Administrative Expense [Member] | Two Board of Directors, Chief Executive Officer and Vice President [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																						$ 292,000
General and Administrative Expense [Member] | Three Board of Directors, Chief Executive Officer and Vice President [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																				$ 6,000
Research and Development Expense [Member] | Vice President [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																						$ 11,000
Shares Granted To Service Providers [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued to service provider																				320,000	220,000	575,000
Shares Granted To Service Providers [Member] | General and Administrative Expense [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																				$ 68,000	$ 153,000	$ 124,000
October 2020 Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares									21,855,655
January 2021 Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares					6,891,720
American Depository Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares					1,378,344		6,265,063		4,371,131			6,400,000	8,333,334		5,300,000
Share price | $ / shares							$ 4.15					$ 1.00	$ 0.60		$ 0.50
American Depository Shares [Member] | October 2020 Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares									$ 1.85
Sale of transaction for shares | $									$ 8,100,000
Gross proceeds from sales of stock | $									8,085,000
Net proceeds from sales of stock | $									$ 7,752,000
American Depository Shares [Member] | January 2021 Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares					$ 10.137
Sale of transaction for shares | $					$ 60,000,000
Gross proceeds from sales of stock | $					13,972,000
Net proceeds from sales of stock | $					$ 13,508,000
Magnas Employees Options [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																				8,000	17,000
Number of options purchased											950,000
Option vesting period, description						three years after each vesting date to seven years starting from the grant date					The options vest over 12 quarters until fully vested on December 31, 2022.
Magnas Employees Options [Member] | Research and Development Expense [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																				48,000	51,000	51,000
Magnas Employees Options One [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | (per share)											$ 0.23																										0.787
Magnas Employees Options Two [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | (per share)											$ 0.31																										1.06
Magnas Employees Options Three [Member]
Subsidiary, Sale of Stock [Line Items]
Option exercise price | (per share)																																					₪ 1.33		$ 0.38
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																				91,000	91,000
Number of options purchased						400,000		100,000
Option exercise price | (per share)						$ 0.93		$ 0.39																									₪ 2.9		₪ 1.33
Option vesting period, description						300,000 of the options vest equally over twelve quarters until fully vested on January 1, 2024, and for 100,000 options one third of the options vest on January 1, 2022, and the balance vest equally over eight quarters until fully vested on January 1, 2024		The options vest equally over eight quarters until fully vested on October 1, 2022
Stock Option One [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																				22,000	22,000
Number of options purchased				100,000
Option exercise price | (per share)				$ 1.53																												₪ 4.75
Option vesting period, description				The options vest equally over twelve quarters until fully vested on January 1, 2024
Stock Option Two [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																				26,000
Number of options purchased			400,000
Option exercise price | (per share)			$ 0.74																												₪ 2.29
Option vesting period, description			200,000 of the options vest equally over twelve quarters until fully vested on January 1, 2025. For 100,000 options one third of the options vest on January 1, 2023, and the balance vest equally over eight quarters until fully vested on January 1, 2025. For the remaining 100,000 options, upon meeting predefined business targets, 50% vest on December 31, 2022, and 50% on December 2023
RH Electronics Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares																	1,233,333
Shares issued price per share | (per share)																	$ 1.23																								₪ 3
Issuance of ordinary shares value | $																	$ 1,000,000
Eye-Net Mobile Ltd [Member] | Employee One [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																				$ 115,000	135,000	$ 74,000
Number of options purchased																				450
Option exercise price | $ / shares																				$ 100
Eye-Net Mobile Ltd [Member] | Employee Two [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																				$ 96,000	$ 19,000
Number of options purchased																				900
Option exercise price | $ / shares																				$ 200
Eye-Net Mobile Ltd [Member] | Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options purchased										8,700										1,350	4,850
Option exercise price | $ / shares										$ 100											$ 100
Option vesting period, description										The options vest over 12 quarters until fully vested on June 30, 2023										The options vest over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters	4,500 options vest over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested. 350 options vests over 11 quarters until fully vested
Eye-Net Mobile Ltd [Member] | Employee Three [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense | $																				$ 14,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares																					6,891,720	156,847,640
Issuance of ordinary shares value | $
Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding																																						11,781,552
Series E Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding																																						2,687,197
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Risk-free interest																				0.687%
Warrant [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Expected volatility																				92.87%
Dividend yields																				0.00%
Expected life of up to (years)																				4 years 3 months
Warrant [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Expected volatility																				93.41%
Expected life of up to (years)																				4 years 4 months 13 days
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Private placements gross amount (in Dollars) | $																		$ 12,351,000	$ 12,351,000				$ 11,645,000	$ 6,835,000
Issuance of ordinary shares														3,500,000									1	1
Net proceeds after deducting closing costs and fees | $																		$ 11,208,000	$ 11,208,000				$ 10,745,000	$ 6,245,000
Private Placement [Member] | American Depository Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Private placements gross amount (in Dollars) | $														$ 350,000
Issuance of ordinary shares														700,000
Price per share | $ / shares														$ 0.50
Net proceeds after deducting closing costs and fees | $														$ 321,000
Private Placement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares																		21,963,411	21,963,411				21,027,690	15,050,032
Shares issued price per share | (per share)																		$ 0.56	$ 0.56				$ 0.55	$ 0.45																				₪ 2.05	₪ 2.01	₪ 1.75
Private Placement [Member] | Series A Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock																								12,022,835																						12,022,835
Price per share | (per share)																								$ 0.93																						₪ 3
Private Placement [Member] | Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock																								13,565,691																						13,565,691
Price per share | (per share)																								$ 1.24																						₪ 4
Private Placement [Member] | Series E Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock																								3,178,557																						3,178,557
Price per share | (per share)																								$ 0.93																						₪ 3
Private Placement [Member] | Series F Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock																							19,520,514																						19,520,514
Price per share | $ / shares																							$ 0.80
Warrants outstanding																																						18,917,985
Private Placement [Member] | Series G Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock																							1,051,665																						1,051,665
Price per share | $ / shares																							$ 0.95
Warrants outstanding																																										1,001,665
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | ₪ / shares																																											₪ 2.05
Private Placement [Member] | Series F-1 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock																		22,067,679	22,067,679																								22,067,679	22,067,679
Price per share | $ / shares																		$ 0.80	$ 0.80
Warrants outstanding																																						22,067,679
Warrants expiration date																		Jun. 30, 2020	Jun. 30, 2020																								Jun. 30, 2020	Jun. 30, 2020
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares												32,000,000	41,666,670		26,500,000
IPO [Member] | American Depository Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds after deducting closing costs and fees | $												$ 5,816,000	$ 4,498,000		$ 2,294,000
Gross proceeds from public offering | $												$ 6,400,000	$ 5,000,000		$ 2,650,000
Direct Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares							31,325,315
Direct Offering [Member] | American Depository Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds after deducting closing costs and fees | $							$ 24,026,000
Gross proceeds from public offering | $							$ 26,000,000